Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Valuation Allowances and Reserves [Roll Forward]
Restructuring and Related Costs, Non-Cash Costs		$ 15.0	$ 15.0
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	55.5	65.8	39.2
Provision Charged to Expense	6.8	0.7	11.2
Accounts Recovered	0.2	0.3	0.2
Deductions	(8.4)	(4.6)	(5.7)
Other Adjustments	0	(6.7)	20.9
Balance at End of Year	54.1	55.5	65.8
Accrued Restructuring Costs [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	31.1	27.6	16.0
Provision Charged to Expense	78.0	66.6	81.0
Deductions	(69.1)	(63.5)	(69.0)
Other Adjustments	0.5	0.4	(0.4)
Balance at End of Year	$ 40.5	$ 31.1	$ 27.6